Financial risk management - Summary Of Fair Value Of The Loan Guarantees (Detail) S/ in Thousands	Dec. 31, 2019 PEN (S/)	Dec. 31, 2018 PEN (S/)	Dec. 31, 2018 USD ($)
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	S/ 925,292	S/ 63,476,583
Assets obtained	873,253	27,396,771
Net exposure		36,079,812
Expected credit loss	556,721	1,454,905
Commercial loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained		14,434,023
Consumer and Mortgage Loans Member [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk		10,891,278
Net exposure		10,891,278
Expected credit loss		986,951
Indirect Loans [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	30,407	4,071,460
Assets obtained	873,253	0	$ 0
Expected credit loss	18,607
Cash Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained		973,214
Cash Guarantees [Member] | Commercial loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained		892,911
Investments Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	2,847	915,055
Investments Guarantees [Member] | Commercial loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained		792,218
Investments Guarantees [Member] | Indirect Loans [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	2,847
Properties Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	867,092	22,166,481
Properties Guarantees [Member] | Commercial loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained		10,139,704
Properties Guarantees [Member] | Indirect Loans [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	867,092
Others Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	3,314	3,342,021
Others Guarantees [Member] | Commercial loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained		2,609,190
Others Guarantees [Member] | Indirect Loans [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	3,314
Financial assets impaired [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	71,655,768	1,756,844
Assets obtained	29,865,727	54,474
Net exposure	41,790,041	1,702,370
Expected credit loss	1,469,217
Financial assets impaired [member] | Consumer and Mortgage Loans Member [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk		6,407,479
Assets obtained		11,100,975
Net exposure		4,693,496
Expected credit loss		114,610
Financial assets impaired [member] | Indirect Loans [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	1,683,573	1,807,299
Net exposure		2,264,161
Expected credit loss		62,051
Financial assets impaired [member] | Direct Loans [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Expected credit loss		1,364,804
Financial assets impaired [member] | Debt Instruments At Amortized Cost [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk		34,055,208
Net exposure		8,520,210
Financial assets impaired [member] | Financial assets at amortised cost, class [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk		1,884,067
Assets obtained		25,534,998
Net exposure		1,884,067
Financial assets impaired [member] | Debt Instruments At Fair Value Through Other Comprehensive Income [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk		44,319,686
Net exposure		18,784,688
Expected credit loss		1,364,804
Financial assets impaired [member] | Derivative Financial Instruments Hedges [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk		13,328,593
Net exposure		13,328,593
Expected credit loss		28,050
Financial assets impaired [member] | Total Debt Instruments At Fair Value Through Other omprehensive Income [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk		13,328,593
Net exposure		13,328,593
Expected credit loss		28,050
Financial assets impaired [member] | Derivative Financial Instruments Trading [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk		88,338
Assets obtained		54,474
Net exposure		33,864
Financial assets impaired [member] | Financial Assets At Fair Value Through Profit Or Loss [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk		97,038
Net exposure		97,038
Financial assets impaired [member] | Total Financial Instruments At Fair Value Through Profit Or Loss [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk		1,571,468
Assets obtained	42,351
Net exposure	1,729,962	1,571,468
Financial assets impaired [member] | Cash Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	780,587	54,474
Financial assets impaired [member] | Cash Guarantees [Member] | Indirect Loans [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	27,857	25,829
Financial assets impaired [member] | Cash Guarantees [Member] | Financial assets at amortised cost, class [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained		892,911
Financial assets impaired [member] | Cash Guarantees [Member] | Derivative Financial Instruments Trading [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained		54,474
Financial assets impaired [member] | Cash Guarantees [Member] | Total Financial Instruments At Fair Value Through Profit Or Loss [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	42,351
Financial assets impaired [member] | Investments Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	1,871,013
Financial assets impaired [member] | Investments Guarantees [Member] | Indirect Loans [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	115,727	122,837
Financial assets impaired [member] | Investments Guarantees [Member] | Financial assets at amortised cost, class [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained		792,218
Financial assets impaired [member] | Properties Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	24,051,512
Financial assets impaired [member] | Properties Guarantees [Member] | Consumer and Mortgage Loans Member [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained		11,100,975
Financial assets impaired [member] | Properties Guarantees [Member] | Indirect Loans [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	984,405	925,802
Financial assets impaired [member] | Properties Guarantees [Member] | Financial assets at amortised cost, class [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained		21,240,679
Financial assets impaired [member] | Others Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	3,162,615	0
Financial assets impaired [member] | Others Guarantees [Member] | Indirect Loans [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	555,584	732,831
Financial assets impaired [member] | Others Guarantees [Member] | Financial assets at amortised cost, class [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained		2,609,190
Type Of Guarantee Or Credit Impovement [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk		857,742
Assets obtained	42,351	811,434
Expected credit loss	34,743	529,723
Type Of Guarantee Or Credit Impovement [Member] | Commercial loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	199,173	206,481
Assets obtained	381,829	346,290
Expected credit loss	67,158	98,111
Type Of Guarantee Or Credit Impovement [Member] | Small and micro-business loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	47,349	44,552
Expected credit loss	40,566	38,458
Type Of Guarantee Or Credit Impovement [Member] | Consumer loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	400,401	324,463
Expected credit loss	340,914	284,645
Type Of Guarantee Or Credit Impovement [Member] | Mortgages loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	247,962	239,176
Assets obtained	491,424	465,144
Expected credit loss	89,476	86,040
Type Of Guarantee Or Credit Impovement [Member] | Indirect Loans [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk		43,070
Net exposure	2,418,404
Expected credit loss		22,469
Type Of Guarantee Or Credit Impovement [Member] | Cash Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained		1
Type Of Guarantee Or Credit Impovement [Member] | Cash Guarantees [Member] | Commercial loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained		1
Type Of Guarantee Or Credit Impovement [Member] | Investments Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained		166
Type Of Guarantee Or Credit Impovement [Member] | Investments Guarantees [Member] | Commercial loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	2,847	166
Type Of Guarantee Or Credit Impovement [Member] | Properties Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained		808,206
Type Of Guarantee Or Credit Impovement [Member] | Properties Guarantees [Member] | Commercial loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	375,668	343,062
Type Of Guarantee Or Credit Impovement [Member] | Properties Guarantees [Member] | Mortgages loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	491,424	465,144
Type Of Guarantee Or Credit Impovement [Member] | Others Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained		3,061
Type Of Guarantee Or Credit Impovement [Member] | Others Guarantees [Member] | Commercial loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	3,314	3,061
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	67,553,791
Assets obtained	28,182,154
Net exposure	39,371,637
Expected credit loss	1,429,522
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member] | Cash And Due From Banks [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	11,128,875
Net exposure	11,128,875
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member] | Commercial loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	17,479,006	8,380,411
Assets obtained	16,004,251
Net exposure	1,474,755	8,380,411
Expected credit loss	146,250
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member] | Small and micro-business loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	750,126	16,032,068
Net exposure	750,126	1,598,045
Expected credit loss	68,247	194,213
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member] | Consumer loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	12,821,567
Net exposure	12,821,567
Expected credit loss	1,058,600
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member] | Mortgages loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	7,206,445
Assets obtained	12,135,552
Net exposure	4,929,107
Expected credit loss	121,682
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member] | Consumer and Mortgage Loans Member [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk		724,383
Net exposure		724,383
Expected credit loss		69,030
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member] | Indirect Loans [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	4,101,977
Expected credit loss	39,695
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member] | Direct Loans [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	38,257,144
Assets obtained	28,139,803	25,534,998
Net exposure	10,117,341
Expected credit loss	1,394,779
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member] | Debt Instruments At Amortized Cost [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	2,206,986
Net exposure	2,206,986
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member] | Financial assets at amortised cost, class [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	51,593,005
Assets obtained	28,139,803
Net exposure	23,453,202
Expected credit loss	1,394,779
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member] | Debt Instruments At Fair Value Through Other Comprehensive Income [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	14,188,473
Net exposure	14,188,473
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member] | Derivative Financial Instruments Hedges [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	12,827
Net exposure	12,827
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member] | Total Debt Instruments At Fair Value Through Other omprehensive Income [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	14,188,473
Net exposure	14,188,473
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member] | Derivative Financial Instruments Trading [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	207,949
Assets obtained	42,351
Net exposure	165,598
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member] | Financial Assets At Fair Value Through Profit Or Loss [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	1,551,537
Net exposure	1,551,537
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member] | Total Financial Instruments At Fair Value Through Profit Or Loss [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	1,772,313
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member] | Cash Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	752,730
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member] | Cash Guarantees [Member] | Commercial loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	710,379
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member] | Cash Guarantees [Member] | Direct Loans [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	710,379	892,911
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member] | Cash Guarantees [Member] | Financial assets at amortised cost, class [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	710,379
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member] | Investments Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	1,755,286
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member] | Investments Guarantees [Member] | Commercial loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	1,755,286
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member] | Investments Guarantees [Member] | Direct Loans [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	1,755,286	792,218
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member] | Investments Guarantees [Member] | Financial assets at amortised cost, class [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	1,755,286
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member] | Properties Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	23,067,107
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member] | Properties Guarantees [Member] | Commercial loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	10,931,555
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member] | Properties Guarantees [Member] | Mortgages loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	12,135,552
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member] | Properties Guarantees [Member] | Direct Loans [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	23,067,107	21,240,679
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member] | Properties Guarantees [Member] | Debt Instruments At Amortized Cost [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	0
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member] | Properties Guarantees [Member] | Financial assets at amortised cost, class [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	23,067,107
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member] | Others Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	2,607,031
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member] | Others Guarantees [Member] | Commercial loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	2,607,031
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member] | Others Guarantees [Member] | Direct Loans [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	2,607,031	2,609,190
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member] | Others Guarantees [Member] | Debt Instruments At Amortized Cost [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	0
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member] | Others Guarantees [Member] | Financial assets at amortised cost, class [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	2,607,031
Financial guarantee contracts [Member] | Indirect Loans [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk		59,405,123
Assets obtained		25,589,472
Net exposure		33,815,651
Financial guarantee contracts [Member] | Financial assets impaired [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	4,078,167
Assets obtained	1,659,763
Net exposure	2,418,404
Expected credit loss	39,695	1,392,854
Financial guarantee contracts [Member] | Financial assets impaired [member] | Cash Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	25,645	25,829
Financial guarantee contracts [Member] | Financial assets impaired [member] | Cash Guarantees [Member] | Indirect Loans [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained		947,385
Financial guarantee contracts [Member] | Financial assets impaired [member] | Investments Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	94,129
Financial guarantee contracts [Member] | Financial assets impaired [member] | Investments Guarantees [Member] | Indirect Loans [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained		792,218
Financial guarantee contracts [Member] | Financial assets impaired [member] | Properties Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	984,405	925,802
Financial guarantee contracts [Member] | Financial assets impaired [member] | Properties Guarantees [Member] | Indirect Loans [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained		21,240,679
Financial guarantee contracts [Member] | Financial assets impaired [member] | Others Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	555,584	732,831
Financial guarantee contracts [Member] | Financial assets impaired [member] | Others Guarantees [Member] | Indirect Loans [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained		2,609,190
Letters Of Credit For Customers [Member] | Indirect Loans [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk		4,041,414
Net exposure		2,264,162
Letters Of Credit For Customers [Member] | Financial assets impaired [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	23,810	30,046
Assets obtained	23,810	30,047
Letters Of Credit For Customers [Member] | Financial assets impaired [member] | Indirect Loans [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained		1,777,252
Letters Of Credit For Customers [Member] | Financial assets impaired [member] | Cash Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	2,212
Letters Of Credit For Customers [Member] | Financial assets impaired [member] | Investments Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	S/ 21,598	30,047
Letters Of Credit For Customers [Member] | Financial assets impaired [member] | Investments Guarantees [Member] | Indirect Loans [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained		S/ 92,790